Income Taxes, Net Operating Losses (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
U.S. Federal [Member]
Operating Loss Carryforwards [Abstract]
Net operating losses, tax benefit	$ 0.3
Net operating losses, valuation allowance	0.0
U.S. State and Local [Member]
Operating Loss Carryforwards [Abstract]
Net operating losses, tax benefit	1.6
Net operating losses, valuation allowance	$ 0.0
U.S. State and Local [Member] | Minimum [Member]
Operating Loss Carryforwards [Abstract]
Net operating losses, expiration date	Dec. 31, 2020
U.S. State and Local [Member] | Maximum [Member]
Operating Loss Carryforwards [Abstract]
Net operating losses, expiration date	Dec. 31, 2039
Non U.S. [Member]
Operating Loss Carryforwards [Abstract]
Net operating losses, tax benefit	$ 8.6
Net operating losses, valuation allowance	$ (7.6)